KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2022
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 134.7%
Equity Investments(1) — 133.4%
Midstream Company(2) — 48.5%
Aris Water Solutions, Inc.	140	$2,371
Enbridge Inc.(3)	393	16,210
Energy Transfer LP(4)	2,632	30,817
Enterprise Products Partners L.P.(4)	940	24,728
Enterprise Products Partners L.P. — Convertible Preferred Units(4)(5)(6)(7)	18	17,973
Magellan Midstream Partners, L.P.(4)	59	3,057
MPLX LP(4)	891	29,048
ONEOK, Inc.	269	16,488
Pembina Pipeline Corporation(3)	495	17,490
Plains GP Holdings, L.P.(8)(9)	1,591	19,062
Plains GP Holdings, L.P. — Plains AAP, L.P.(5)(8)(9)(10)	690	8,261
Targa Resources Corp.(11)	613	41,813
Western Midstream Partners, LP(4)	182	5,115
		232,433
Natural Gas & LNG Infrastructure Company(2)(12) — 33.0%
Cheniere Energy, Inc.(11)	259	41,439
Cheniere Energy Partners, L.P.(4)	160	8,197
DT Midstream, Inc.	402	22,167
Kinder Morgan, Inc.	1,143	20,946
Streamline Innovations Holdings, Inc. — Series C Preferred Shares(5)(6)(9)(13)(14)	1,375	6,875
TC Energy Corporation(3)	455	21,911
The Williams Companies, Inc.	1,068	36,358
		157,893
Renewable Infrastructure Company(2)(12) — 25.1%
Atlantica Sustainable Infrastructure plc(3)	491	16,403
Brookfield Renewable Corporation — Class A(3)(8)	202	7,739
Brookfield Renewable Partners L.P.(3)(8)	445	16,545
Clearway Energy, Inc. — Class A	231	7,951
Clearway Energy, Inc. — Class C	137	5,086
Corporacion Acciona Energias Renovables, S.A.(3)	175	7,262
Enviva Inc.	154	10,715
Innergex Renewable Energy Inc.(3)	544	8,223
NextEra Energy Partners, LP	238	19,529
Northland Power Inc.(3)	308	10,536

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2022
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

Description	No. of Shares/Units	Value
Renewable Infrastructure Company (continued)
Orsted A/S(3)	32	$3,084
Polaris Renewable Energy Inc.(3)	63	920
Terna Energy S.A.(3)	309	5,510
TransAlta Renewables Inc.(3)	56	743
		120,246
Utility Company(2) — 21.9%
Algonquin Power & Utilities Corp. — Convertible Preferred Units(3)(12)(15)	93	4,146
American Electric Power Company, Inc.	22	2,174
Capital Power Corporation(3)(12)	33	1,265
Dominion Energy, Inc.(12)	147	12,041
Duke Energy Corporation(12)	120	12,797
EDP — Energias de Portugal, S.A.(3)(12)	982	4,689
Enel S.p.A.(3)(12)	489	2,294
Evergy, Inc.(12)	56	3,865
Eversource Energy	98	8,745
NextEra Energy, Inc.(12)	125	10,607
NRG Energy, Inc.	33	1,375
Public Power Corporation S.A.(3)(12)(14)	712	3,722
Sempra Energy(11)(12)	84	13,858
SSE plc(3)(12)	60	1,151
The AES Corporation(12)	157	3,983
TransAlta Corporation(3)(12)	540	5,066
Xcel Energy Inc.(12)	173	12,845
		104,623
Other Energy Company(2) — 4.9%
Phillips 66	85	7,577
Shell plc — ADR(3)(16)	158	8,345
TotalEnergies SE — ADR(3)(16)	153	7,728
		23,650
Total Equity Investments (Cost — $522,551)		638,845

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2022
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Debt Investments — 1.3%
Midstream Company(2) — 1.2%
Energy Transfer LP(4)	5.30%	4/15/47	$250	$220
EQM Midstream Partners, LP	7.50	6/1/30	333	329
EQM Midstream Partners, LP	6.50	7/15/48	6,000	5,091
Plains All American Pipeline, L.P.(4)(9)	4.90	2/15/45	250	203
				5,843
Natural Gas & LNG Infrastructure Company(2)(12) — 0.1%
Kinder Morgan, Inc.	5.55	6/1/45	250	244
The Williams Companies, Inc.	5.10	9/15/45	250	233
				477
Total Debt Investments (Cost — $6,966)				6,320
Total Long-Term Investments — 134.7% (Cost — $529,517)				645,165
Liabilities	Strike Price	Expiration Date	No. of Contracts	Notional Amount(17)
Call Option Contracts Written(14)
Midstream Company(2)
Targa Resources Corp.	$77.50	10/21/22	180	$1,228	(17)
Natural Gas & LNG Infrastructure Company(2)
Cheniere Energy, Inc.	200.00	10/21/22	120	1,922	(8)
Cheniere Energy, Inc.	210.00	10/21/22	120	1,922	(1)
					(9)
Utility Company(2)
Sempra Energy	175.00	10/21/22	120	1,980	(22)
Sempra Energy	180.00	10/21/22	120	1,980	(10)
					(32)
Total Call Option Contracts Written (Premiums Received — $107)					(58)

Debt					(130,091)
Mandatory Redeemable Preferred Stock at Liquidation Value					(41,491)
Other Assets in Excess of Other Liabilities					5,542
Net Assets Applicable to Common Stockholders					$479,067

____________

(1)    Unless otherwise noted, equity investments are common units/common shares.

(2)    Refer to the Glossary of Key Terms for definitions.

(3)    Foreign security.

(4)    Securities are treated as a qualified publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as qualified publicly-traded partnerships. The Fund had 18.3% of its total assets invested in qualified publicly-traded partnerships at August 31, 2022. It is the Fund’s intention to be treated as a RIC for tax purposes.

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2022
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

(5)    The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2022, the aggregate value of restricted securities held by the Fund was $33,109 (5.1% of total assets), which included $8,261 of Level 2 securities and $24,848 of Level 3 securities. See Note 7 — Restricted Securities.

(6)    Fair valued on a recurring basis using significant unobservable inputs (Level 3). See Notes 2 and 3 in Notes to Financial Statements.

(7)    Enterprise Products Partners L.P. (“EPD”) Series A Cumulative Convertible Preferred Units (“EPD Convertible Preferred Units”) are senior to the common units in terms of liquidation preference and priority of distributions, and pay a distribution of 7.25% per annum. The EPD Convertible Preferred Units are convertible into EPD common units at any time after September 29, 2025 at the liquidation preference amount divided by 92.5% of the 5-day volume weighted average price of EPD’s common units at such time.

(8)    This company is structured like an MLP, but is not treated as a qualified publicly-traded partnership for RIC qualification purposes.

(9)    The Fund believes that it is an affiliate of Plains AAP, L.P. (“PAGP-AAP”), Plains All American Pipeline, L.P. (“PAA”), Plains GP Holdings, L.P. (“PAGP”) and Streamline Innovations Holdings, Inc. (“Streamline”). See Note 5 — Agreements and Affiliations.

(10)  The Fund’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or PAA units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2022, the Fund’s PAGP-AAP investment is valued at PAGP’s closing price. See Note 7 — Restricted Securities.

(11)  Security or a portion thereof is segregated as collateral on option contracts written.

(12)  For the purposes of the Fund’s investment policies, it considers NextGen Companies to be Energy Companies and Infrastructure Companies that are meaningfully participating in, or benefitting from, the Energy Transition. For these purposes, the Fund includes Renewable Infrastructure Companies, Natural Gas & LNG Infrastructure Companies and certain Utility Companies as NextGen Companies.

(13)  Streamline is a privately-held company. Streamline Series C Preferred Shares are convertible into common equity at any time at the Fund’s option and are senior to common equity and Series A and Series B preferred shares in terms of liquidation preference and priority of distributions. Streamline Series C Preferred Shares are entitled to receive a quarterly dividend beginning in March 31, 2025, at an annual rate of 12.0%, which rate shall increase 2.0% each year thereafter to a maximum rate of 18.0%. Streamline Series C Preferred Shares are redeemable by Streamline at any time after March 31, 2025, at a price sufficient for the Fund to achieve a 20.0% internal rate of return on its investment.

(14)  Security is non-income producing.

(15)  Algonquin Power & Utilities Corp. Convertible Preferred Units (“AQNU”) consist of a 1/20, or 5%, undivided beneficial interest in a $1,000 principal amount remarketable senior note of Algonquin Power & Utilities Corp. (“AQN”) due June 15, 2026, and a contract to purchase AQN common shares on June 15, 2024 based on a reference price determined by the volume-weighted average AQN common share price over the preceding 20 day trading period. AQNU pays quarterly distributions at a rate of 7.75% per annum.

(16)  ADR — American Depositary Receipt.

(17)  The notional amount of call option contracts written is the product of (a) the number of contracts written, (b) 100 (each contract entitles the option holder to 100 units/shares) and (c) the market price of the underlying security as of August 31, 2022.

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2022
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

At August 31, 2022, the Fund’s geographic allocation was as follows:

Geographic Location	% of Long-Term Investments
United States	73.5%
Canada	17.2%
Europe/U.K.	9.3%

Schedule of Outstanding Forward Currency Contracts

Settlement Date(1)	Currency to be delivered		Value (USD)	Currency to be received		Value (USD)	Unrealized Appreciation (Depreciation)(2)
11/30/2022	25,405	EUR	$25,678	27,424	USD	$27,424	$1,746
11/30/2022	28,715	CAD	21,861	22,514	USD	22,514	653
11/30/2022	2,265	GBP	2,635	2,865	USD	2,865	230
11/30/2022	22,419	DKK	3,048	3,265	USD	3,265	217
11/30/2022	1,571	USD	1,571	1,317	GBP	1,532	(39)
11/30/2022	5,521	USD	5,521	5,401	EUR	5,460	(61)
Total Forward Currency Contracts			$60,314			$63,060	$2,746

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro

GBP — British Pound Sterling

USD — U.S. Dollar

____________

(1)    Bannockburn Global Forex, LLC is the counterparty for all outstanding forward currency contracts held by the Fund as of August 31, 2022.

(2)    Unrealized appreciation is a receivable and unrealized depreciation is a payable.

See accompanying notes to financial statements.